Summary of Option Activity (Detail) (2011 Stock Plan, USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2011 Stock Plan
Number of Shares Under Option
Outstanding - January 1, 2013		3,976
Granted	1,300	1,359
Exercised
Cancelled or forfeited		(86)
Outstanding - December 31, 2013		5,249	3,976
Exercisable - December 31, 2013		2,107
Weighted-Average Exercise Price
Outstanding - January 1, 2013		$ 10.04
Granted		$ 9.58
Exercised
Cancelled or forfeited		$ 9.97
Outstanding - December 31, 2013		$ 9.91	$ 10.04
Exercisable - December 31, 2013		$ 10.01
Weighted-Average Remaining Contractual Term
Outstanding - December 31, 2013		7 years 8 months 12 days
Exercisable - December 31, 2013		6 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding - December 31, 2013		$ 8,121
Exercisable - December 31, 2013		$ 3,054